RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted cash and short-term investment balances:
Restricted cash and short-term investments	$ 1,551	$ 213,282
Amount of restricted cash excluded due to financial covenants	25,000
Short-term restricted cash and short-term investments:
Short-term restricted cash and short-term investments	1,551	28,012
Projects
Restricted cash and short-term investment balances:
Restricted cash	1,551	3,500
Short-term restricted cash and short-term investments:
Restricted cash	1,551	3,500
Capital lease obligations
Restricted cash and short-term investment balances:
Total security lease deposits for lease obligations	0	190,516
Short-term restricted cash and short-term investments:
Lease security deposits	0	5,246
Secured debt | Mazo facility
Restricted cash and short-term investment balances:
Restricted cash and short-term investments	0	10,254
Short-term restricted cash and short-term investments:
Restricted cash and short-term investments	0	10,254
Secured debt | Golar Freeze facility
Restricted cash and short-term investment balances:
Restricted cash	0	9,012
Short-term restricted cash and short-term investments:
Restricted cash	$ 0	$ 9,012